STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 29, 2024	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Class of Stock [Line Items]
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized				50,000,000	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding				248,830,516	251,930,516	165,472,241
Preferred Stock, Shares Outstanding				0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value				$ 4,781,279
Proceeds from Issuance or Sale of Equity		$ 980,639	$ 245,160	$ 4,781,279
Common Stock [Member]
Class of Stock [Line Items]
[custom:StockIssuedDuringPeriodSharesConsultingAgreementNewIssues]	500,000